Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Share Capital	Composition of share capital:
	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares	75,000,000	706,683	75,000,000	261,494

Schedule of Issued and Outstanding Share Capital	Issued and outstanding share capital:
Number of ordinary shares
Balance at January 1, 2023	261,494

Issuance of share capital – in respect of investment in affiliate (Note 18f)	13,858

Share issued to a consultant (Note 19(a)(5))	7,942

Issuance of share capital – in respect of shelf prospectus	296

Issuance of share capital – in respect of August 2023 financing round (Note 18i)	237,500

Issuance of share capital – in respect of rounding errors	2,688

Issuance of share capital – in respect of October 2023 financing round (Note 18j)	182,905

Balance at December 31, 2023	706,683

Schedule of Warrants Fair Value was Calculated Using the Black-Scholes Option Pricing Model	The June 2022 Warrants’ fair value was calculated using the Black–Scholes option pricing model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:
	December 31, 2023	December 31, 2022
Dividend yield (%)	0	0
Expected volatility (%)	72	72
Risk-free interest rate (%)	3.872	3.97
Underlying share price ($)	4.88	19.656
Exercise price ($)	68.38	68.38
Warrants fair value ($)	192	2,396